Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Intangible assets	€ 554,086	€ 614,363
Property, plant and equipment	211,244	204,806
Right-of-use assets	652,441	581,437
Investments accounted for using the equity method	24,181	19,690
Deferred tax assets	164,047	166,029
Other non-current financial assets	38,496	41,486
Total non-current assets	1,644,495	1,627,811
Current assets
Inventories	506,903	521,015
Trade receivables	227,087	248,790
Derivative financial instruments	7,055	1,711
Tax receivables	33,142	32,505
Other current financial assets	77,432	77,269
Other current assets	118,473	105,742
Cash and cash equivalents	220,121	219,130
Total current assets	1,190,213	1,206,162
Total assets	2,834,708	2,833,973
Liabilities and Equity
Equity attributable to shareholders of the Parent Company	1,031,011	916,120
Equity attributable to non-controlling interests	68,070	66,767
Total equity	1,099,081	982,887
Non-current liabilities
Non-current borrowings	162,123	196,401
Other non-current financial liabilities	105,632	146,448
Non-current lease liabilities	590,652	518,728
Non-current provisions for risks and charges	20,697	23,550
Employee benefits	30,100	34,945
Deferred tax liabilities	76,031	78,129
Total non-current liabilities	985,235	998,201
Current liabilities
Current borrowings	84,066	177,166
Current lease liabilities	140,937	142,957
Derivative financial instruments	4,576	15,138
Current provisions for risks and charges	23,098	16,792
Trade payables and customer advances	326,245	309,771
Tax liabilities	26,762	32,389
Other current liabilities	144,708	158,672
Total current liabilities	750,392	852,885
Total equity and liabilities	€ 2,834,708	€ 2,833,973